Note 1 - Segment information - Geographical Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net sales		$ 14,868,860	$ 11,762,526	$ 6,521,207
Total assets		21,081,895	17,550,246	14,449,431
Trade receivables, net		2,480,889	2,493,940	1,299,072
Property, plant and equipment, net		6,078,179	5,556,263	5,824,801
Capital expenditures		619,445	378,446	239,518
Depreciation and amortization		548,510	607,723	594,721
North America [Member]
Disclosure of operating segments [line items]
Net sales		7,765,130	6,902,787	3,360,345
Total assets		11,210,620	9,018,386	7,992,946
Trade receivables, net		1,222,635	1,371,717	652,483
Property, plant and equipment, net		3,676,352	3,548,844	3,805,912
Capital expenditures		214,932	118,644	106,118
Depreciation and amortization		307,139	348,550	307,116
South America [Member]
Disclosure of operating segments [line items]
Net sales		3,382,495	2,550,402	1,311,279
Total assets		3,751,121	3,896,403	2,399,448
Trade receivables, net		447,379	583,223	234,800
Property, plant and equipment, net		1,143,752	1,031,423	984,413
Capital expenditures		246,061	176,448	63,723
Depreciation and amortization		115,156	125,324	125,781
Europe [Member]
Disclosure of operating segments [line items]
Net sales		1,175,581	1,000,833	742,463
Total assets		2,839,378	2,071,624	1,727,573
Trade receivables, net		278,077	202,753	180,515
Property, plant and equipment, net		794,242	706,539	742,461
Capital expenditures		119,820	62,143	43,344
Depreciation and amortization		74,862	76,631	89,667
Asia Pacific, Middle East & Africa [member]
Disclosure of operating segments [line items]
Net sales	[1]	2,545,654	1,308,504	1,107,120
Total assets	[1]	1,671,972	1,023,187	945,690
Trade receivables, net	[1]	532,798	336,247	231,274
Property, plant and equipment, net	[1]	463,833	269,457	292,015
Capital expenditures	[1]	38,632	21,211	26,333
Depreciation and amortization	[1]	51,353	57,218	72,157
Unallocated [member]
Disclosure of operating segments [line items]
Net sales	[2]
Total assets	[2]	1,608,804	1,540,646	1,383,774
Trade receivables, net	[2]
Property, plant and equipment, net	[2]
Capital expenditures	[2]
Depreciation and amortization	[2]

[1]	Starting on January 1, 2023, Asia Pacific and Middle East and Africa segments were merged in a single geographical segment.
[2]	For 2023, 2022 and 2021 includes Investments in non-consolidated companies. See note 14 to these Consolidated Financial Statements.